Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2018
Banking and Thrift [Abstract]
Schedule of capital amounts and ratios
						Minimum
						To Be "Well-
			Minimum			Capitalized"			Well-Capitalized
			For Capital			Under Prompt			With Buffer, Fully
	Actual		Adequacy Purposes			Corrective Provisions			Phased in for 2019
(Dollars in thousands)	Amount	Ratio	Amount		Ratio	Amount		Ratio	Amount		Ratio
As of December 31, 2018
Total Core Capital (to Risk-Weighted Assets)	$30,896	15.70%	≥	$15,745	≥8.0%	≥	$19,681	≥10.0%	≥	$20,665	≥10.5%
Tier 1 Capital (to Risk-Weighted Assets)	29,335	14.91		≥11,808	≥6.0		≥15,745	≥8.0		≥16,729	≥8.5
Tier 1 Common Equity (to Risk-Weighted Assets)	29,335	14.91		≥8,856	≥4.5		≥12,793	≥6.5		≥13,777	≥7.0
Tier 1 Capital (to Assets)	29,335	9.07		≥12,938	≥4.0		≥16,173	≥5.0		≥16,173	≥5.0
As of December 31, 2017:
Total Core Capital (to Risk-Weighted Assets)	$30,067	16.11%	≥	≥$14,927	≥8.0%	≥	≥$18,658	≥10.0%	≥	≥$19,591	≥10.5%
Tier 1 Capital (to Risk-Weighted Assets)	28,806	15.44		≥11,195	≥6.0		≥14,927	≥8.0		≥15,860	≥8.5
Tier 1 Common Equity (to Risk-Weighted Assets)	28,806	15.44		≥8,396	≥4.5		≥12,128	≥6.5		≥13,061	≥7.0
Tier 1 Capital (to Assets)	28,806	9.47		≥12,173	≥4.0		≥15,216	≥5.0		≥15,216	≥5.0